Taxation (Details) - Schedule of income tax expense appearing in the consolidated statement of income relate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of income tax expense appearing in the consolidated statement of income related [Abstract]
Income tax expense for IGI Labuan – current year	$ 57	$ 71	$ 66
Corporate tax for IGI Casablanca (Representative Office) – current year	1	7	6
Income tax credits for North Star Underwriting Limited – current year	(22)	(21)	(9)
Income tax expense for IGI UK – current year	2,556	1,995	2,311
Income tax (credit) expense for IGI UK – prior years	(22)	97	(7)
Addition of deferred tax assets for IGI Europe	(308)	(347)
Release of deferred tax liabilities for IGI UK		(55)	(292)
Income tax charge for the year	$ 2,262	$ 1,747	$ 2,075